UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen S&P 500 Buy-Write Income Fund (BXMX) March 31, 2015

Shares	Description (1)			Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7% (5)
	Aerospace & Defense – 2.7%
67,004	Boeing Company			$ 10,055,960
85,468	Honeywell International Inc.			8,915,167
8,874	Huntington Ingalls Industries Inc.			1,243,691
28,502	Northrop Grumman Corporation			4,587,682
54,744	Raytheon Company			5,980,782
63,296	United Technologies Corporation			7,418,291
	Total Aerospace & Defense			38,201,573
	Air Freight & Logistics – 0.7%
104,952	United Parcel Service, Inc., Class B			10,174,047
	Airlines – 0.2%
34,824	United Continental Holdings Inc., (2)			2,341,914
	Auto Components – 0.2%
22,233	Cooper Tire & Rubber Company			952,462
85,832	Gentex Corporation			1,570,726
	Total Auto Components			2,523,188
	Automobiles – 0.7%
388,012	Ford Motor Company			6,262,514
50,303	Harley-Davidson, Inc.			3,055,404
	Total Automobiles			9,317,918
	Banks – 5.6%
914,632	Bank of America Corporation			14,076,186
262,997	Citigroup Inc.			13,549,605
33,724	Comerica Incorporated			1,521,964
71,851	Fifth Third Bancorp			1,354,391
86,613	First Horizon National Corporation			1,237,700
289,842	JPMorgan Chase & Co.			17,558,628
29,619	Lloyds Banking Group PLC, ADR			138,321
188,500	U.S. Bancorp			8,231,795
408,071	Wells Fargo & Company			22,199,062
	Total Banks			79,867,652
	Beverages – 2.3%
317,900	Coca-Cola Company			12,890,845
33,462	Monster Beverage Corporation, (2)			4,630,973
153,014	PepsiCo, Inc.			14,631,199
	Total Beverages			32,153,017
	Biotechnology – 3.2%
74,396	Amgen Inc.			11,892,201
137,704	Celgene Corporation, (2)			15,874,517
180,001	Gilead Sciences, Inc.			17,663,498
	Total Biotechnology			45,430,216
	Building Products – 0.1%
4,369	Allegion PLC			267,252
42,748	Masco Corporation			1,141,372
	Total Building Products			1,408,624
	Capital Markets – 1.8%
201,302	Charles Schwab Corporation			6,127,633
28,291	Eaton Vance Corporation			1,178,037
35,528	Goldman Sachs Group, Inc.			6,678,198
78,237	Legg Mason, Inc.			4,318,682
150,485	Morgan Stanley			5,370,810
47,635	Waddell & Reed Financial, Inc., Class A			2,359,838
	Total Capital Markets			26,033,198
	Chemicals – 2.3%
128,057	Dow Chemical Company			6,144,175
112,864	E.I. Du Pont de Nemours and Company			8,066,390
76,574	Eastman Chemical Company			5,303,515
65,907	Monsanto Company			7,417,174
48,329	Olin Corporation			1,548,461
19,983	Potash Corporation of Saskatchewan, Inc.			644,452
80,712	RPM International, Inc.			3,873,369
	Total Chemicals			32,997,536
	Commercial Services & Supplies – 0.4%
14,145	Deluxe Corporation			979,966
26,475	Pitney Bowes Inc.			617,397
28,908	R.R. Donnelley & Sons Company			554,745
60,369	Waste Management, Inc.			3,273,811
	Total Commercial Services & Supplies			5,425,919
	Communications Equipment – 1.5%
9,698	ADTRAN, Inc.			181,062
3,408	Ciena Corporation, (2)			65,808
371,982	Cisco Systems, Inc.			10,238,805
11,034	JDS Uniphase Corporation, (2)			144,766
36,243	Motorola Solutions Inc.			2,416,321
117,004	QUALCOMM, Inc.			8,113,057
	Total Communications Equipment			21,159,819
	Consumer Finance – 1.0%
89,615	American Express Company			7,000,724
84,491	Discover Financial Services			4,761,068
77,393	Navient Corporation			1,573,400
77,393	SLM Corporation, (2)			718,207
	Total Consumer Finance			14,053,399
	Containers & Packaging – 0.4%
3,177	Avery Dennison Corporation			168,095
69,728	Packaging Corp. of America			5,452,032
5,718	Sonoco Products Company			259,940
	Total Containers & Packaging			5,880,067
	Distributors – 0.2%
23,190	Genuine Parts Company			2,161,076
	Diversified Consumer Services – 0.0%
7,623	Apollo Education Group, Inc., (2)			144,227
	Diversified Financial Services – 2.7%
193,497	Berkshire Hathaway Inc., Class B, (2)			27,925,487
70,650	CME Group, Inc.			6,691,262
9,793	FNFV Group, (2)			138,081
12,616	Intercontinental Exchange, Inc.			2,942,934
39,312	Leucadia National Corporation			876,264
	Total Diversified Financial Services			38,574,028
	Diversified Telecommunication Services – 1.9%
345,821	AT&T Inc.			11,291,056
20,819	CenturyLink Inc.			719,296
192,058	Frontier Communications Corporation			1,354,009
285,057	Verizon Communications Inc.			13,862,322
18,198	Windstream Holdings Inc.			134,665
	Total Diversified Telecommunication Services			27,361,348
	Electric Utilities – 1.6%
57,289	Companhia Energetica de Minas Gerais, Sponsored ADR			234,312
55,671	Duke Energy Corporation			4,274,419
98,619	Great Plains Energy Incorporated			2,631,155
89,635	OGE Energy Corp.			2,833,362
154,375	Pepco Holdings, Inc.			4,141,881
11,931	Pinnacle West Capital Corporation			760,601
162,938	Southern Company			7,214,895
	Total Electric Utilities			22,090,625
	Electrical Equipment – 1.0%
52,322	Eaton Corporation PLC			3,554,757
76,676	Emerson Electric Company			4,341,395
11,240	Hubbell Incorporated, Class B			1,232,129
44,800	Rockwell Automation, Inc.			5,196,352
	Total Electrical Equipment			14,324,633
	Electronic Equipment, Instruments & Components – 0.3%
151,993	Corning Incorporated			3,447,201
	Energy Equipment & Services – 1.4%
8,826	Diamond Offshore Drilling, Inc.			236,449
29,044	Ensco PLC, Class A			611,957
139,879	Halliburton Company			6,137,891
72,619	Patterson-UTI Energy, Inc.			1,363,422
138,938	Schlumberger Limited			11,592,987
24,278	Tidewater Inc.			464,681
	Total Energy Equipment & Services			20,407,387
	Food & Staples Retailing – 2.4%
126,797	CVS Health Corporation			13,086,718
115,558	Kroger Co.			8,858,676
69,240	SUPERVALU INC., (2)			805,261
72,491	Walgreens Boots Alliance, Inc.			6,138,538
68,690	Wal-Mart Stores, Inc.			5,649,753
	Total Food & Staples Retailing			34,538,946
	Food Products – 0.6%
252,157	Mondelez International Inc., Class A			9,100,346
	Gas Utilities – 0.5%
21,816	AGL Resources Inc.			1,083,164
46,601	Atmos Energy Corporation			2,577,035
44,518	National Fuel Gas Company			2,685,771
4,901	ONE Gas Inc.			211,870
	Total Gas Utilities			6,557,840
	Health Care Equipment & Supplies – 1.9%
163,485	Abbott Laboratories			7,574,260
40,852	Baxter International, Inc.			2,798,362
1,463	Halyard Health Inc., (2)			71,980
36,821	Hill-Rom Holdings Inc.			1,804,229
62,936	Hologic Inc., (2)			2,078,461
2,456	Intuitive Surgical, Inc., (2)			1,240,354
148,378	Medtronic, PLC			11,572,000
	Total Health Care Equipment & Supplies			27,139,646
	Health Care Providers & Services – 3.1%
47,337	Aetna Inc.			5,042,811
52,620	Anthem Inc.			8,125,054
69,194	Brookdale Senior Living Inc., (2)			2,612,765
127,311	Express Scripts, Holding Company, (2)			11,046,775
42,009	HCA Holdings Inc., (2)			3,160,337
5,954	Henry Schein Inc., (2)			831,297
15,942	Kindred Healthcare Inc.			379,260
101,713	UnitedHealth Group Incorporated			12,031,631
	Total Health Care Providers & Services			43,229,930
	Health Care Technology – 0.2%
38,826	Cerner Corporation, (2)			2,844,393
	Hotels, Restaurants & Leisure – 1.2%
41,805	Carnival Corporation			1,999,951
89,450	International Game Technology			1,557,325
2,272	Interval Leisure Group Inc.			59,549
4,969	Las Vegas Sands Corp.			273,494
85,801	McDonald’s Corporation			8,360,449
21,179	Starwood Hotels & Resorts Worldwide, Inc.			1,768,447
23,029	Wynn Resorts Ltd			2,898,891
	Total Hotels, Restaurants & Leisure			16,918,106
	Household Durables – 0.8%
2,893	Garmin Limited			137,475
50,944	KB Home			795,745
112,138	Newell Rubbermaid Inc.			4,381,232
1,285	Tupperware Brands Corporation			88,691
28,733	Whirlpool Corporation			5,805,790
	Total Household Durables			11,208,933
	Household Products – 2.0%
112,988	Colgate-Palmolive Company			7,834,588
34,108	Kimberly-Clark Corporation			3,653,308
209,355	Procter & Gamble Company			17,154,549
	Total Household Products			28,642,445
	Industrial Conglomerates – 2.2%
68,629	3M Co.			11,320,354
638,566	General Electric Company			15,842,822
24,839	Roper Technologies, Inc.			4,272,308
	Total Industrial Conglomerates			31,435,484
	Insurance – 2.6%
107,121	Allstate Corporation			7,623,802
92,845	American International Group, Inc.			5,086,978
34,937	Arthur J. Gallagher & Co.			1,633,305
40,755	CNO Financial Group Inc.			701,801
29,385	FNF Group			1,080,193
65,958	Genworth Financial Inc., Class A, (2)			482,153
74,204	Hartford Financial Services Group, Inc.			3,103,211
2,764	Kemper Corporation			107,685
77,588	Lincoln National Corporation			4,458,206
161,940	Marsh & McLennan Companies, Inc.			9,083,215
35,787	Travelers Companies, Inc.			3,869,648
	Total Insurance			37,280,197
	Internet & Catalog Retail – 2.1%
38,628	Amazon.com, Inc., (2)			14,373,479
30,273	HSN, Inc.			2,065,527
8,870	Lands’ End Inc, (2)			318,256
8,340	Netflix, Inc., (2)			3,475,195
7,608	Priceline Group, Inc. (The), (2)			8,856,853
	Total Internet & Catalog Retail			29,089,310
	Internet Software & Services – 4.5%
50,540	Akamai Technologies, Inc., (2)			3,590,614
150,929	eBay Inc., (2)			8,705,585
203,647	Facebook Inc., Class A Shares, (2)			16,742,838
32,276	Google Inc., Class A, (2)			17,903,497
21,851	Google Inc., Class C, (2)			11,974,348
20,261	IAC/InterActiveCorp			1,367,010
55,336	VeriSign, Inc., (2)			3,705,852
	Total Internet Software & Services			63,989,744
	IT Services – 2.6%
4,939	Alliance Data Systems Corporation, (2)			1,463,179
115,333	Automatic Data Processing, Inc.			9,877,118
83,491	Fidelity National Information Services, Inc.			5,682,397
56,245	International Business Machines Corporation			9,027,323
170,320	Visa Inc., Class A			11,140,631
	Total IT Services			37,190,648
	Leisure Products – 0.4%
29,141	Mattel, Inc.			665,872
35,686	Polaris Industries Inc.			5,035,295
	Total Leisure Products			5,701,167
	Machinery – 1.9%
46,724	Caterpillar Inc.			3,739,322
14,523	Cummins Inc.			2,013,469
21,151	Deere & Company			1,854,731
39,621	Graco Inc.			2,859,051
35,953	Hillenbrand Inc.			1,109,869
36,751	Ingersoll Rand PLC			2,502,008
12,886	Joy Global Inc.			504,873
16,893	Parker Hannifin Corporation			2,006,551
10,877	Snap-on Incorporated			1,599,572
22,230	SPX Corporation			1,887,327
47,536	Stanley Black & Decker Inc.			4,533,033
57,774	Timken Company			2,434,596
	Total Machinery			27,044,402
	Media – 3.7%
37,547	CBS Corporation, Class B			2,276,475
222,231	Comcast Corporation, Class A			12,549,385
6,400	DISH Network Corporation, Class A, (2)			448,384
86,999	New York Times Company (The), Class A			1,197,106
186,868	News Corporation Class A Shares, (2)			2,991,757
2,025	News Corporation Class B Shares, (2)			32,137
92,661	Omnicom Group, Inc.			7,225,705
148,755	Regal Entertainment Group, Class A			3,397,564
207,442	Walt Disney Company (The)			21,758,591
	Total Media			51,877,104
	Metals & Mining – 0.6%
264,892	Alcoa Inc.			3,422,405
20,083	Barrick Gold Corporation			220,110
62,035	Freeport-McMoRan, Inc.			1,175,563
148,596	Hecla Mining Company			442,816
38,316	Newmont Mining Corporation			831,840
24,595	Nucor Corporation			1,169,000
41,917	Southern Copper Corporation			1,223,138
16,856	TimkenSteel Corporation			446,178
	Total Metals & Mining			8,931,050
	Multiline Retail – 1.2%
4,000	Family Dollar Stores, Inc.			316,960
80,174	Macy’s, Inc.			5,204,094
67,816	Nordstrom, Inc.			5,446,981
20,838	Sears Holdings Corporation, (2)			862,276
59,302	Target Corporation			4,866,915
	Total Multiline Retail			16,697,226
	Multi-Utilities – 1.2%
102,253	Ameren Corporation			4,315,077
57,390	Consolidated Edison, Inc.			3,500,790
28,753	Integrys Energy Group, Inc.			2,070,791
15,734	NorthWestern Corporation			846,332
157,390	Public Service Enterprise Group Incorporated			6,597,789
	Total Multi-Utilities			17,330,779
	Oil, Gas & Consumable Fuels – 6.3%
118,053	California Resources Corporation			898,383
9,051	Cenovus Energy Inc.			152,781
184,150	Chevron Corporation			19,332,067
159,197	ConocoPhillips			9,911,605
53,708	CONSOL Energy Inc.			1,497,916
66,781	Continental Resources Inc., (2)			2,916,326
181,113	Encana Corporation			2,019,410
335,043	Exxon Mobil Corporation			28,478,655
40,814	Hess Corporation			2,770,046
81,683	Occidental Petroleum Corporation			5,962,859
62,632	ONEOK, Inc.			3,021,368
2,376	PetroChina Company Limited, ADR			264,235
93,255	Phillips 66			7,329,843
23,753	Suncor Energy, Inc.			694,775
129	Total SA, Sponsored ADR			6,406
58,070	Valero Energy Corporation			3,694,413
	Total Oil, Gas & Consumable Fuels			88,951,088
	Pharmaceuticals – 6.1%
161,773	AbbVie Inc.			9,470,191
171,532	Bristol-Myers Squibb Company			11,063,814
116,215	Eli Lilly and Company			8,443,020
244,236	Johnson & Johnson			24,570,142
251,757	Merck & Co. Inc.			14,470,992
525,734	Pfizer Inc.			18,290,286
	Total Pharmaceuticals			86,308,445
	Professional Services – 0.1%
18,195	Manpower group Inc.			1,567,499
	Real Estate Investment Trust – 2.0%
32,859	Annaly Capital Management Inc.			341,734
69,995	Apartment Investment & Management Company, Class A			2,755,003
109,496	Brandywine Realty Trust			1,749,746
34,687	CBL & Associates Properties Inc.			686,803
185,124	CubeSmart			4,470,745
57,235	DCT Industrial Trust Inc.			1,983,765
17,768	Equity Commonwealth, (2)			471,740
58,810	Health Care REIT, Inc.			4,549,542
42,070	Healthcare Realty Trust, Inc.			1,168,705
25,724	Hospitality Properties Trust			848,635
168,278	Lexington Realty Trust			1,654,173
55,742	Liberty Property Trust			1,989,989
17,263	Medical Properties Trust Inc.			254,457
19,790	MFA Financial, Inc.			155,549
26,716	Senior Housing Properties Trust			592,828
42,454	Ventas Inc.			3,099,991
34,826	Weyerhaeuser Company			1,154,482
	Total Real Estate Investment Trust			27,927,887
	Road & Rail – 0.4%
59,230	Norfolk Southern Corporation			6,095,952
	Semiconductors & Semiconductor Equipment – 2.6%
98,918	Altera Corporation			4,244,571
89,419	Analog Devices, Inc.			5,633,397
122,324	Broadcom Corporation, Class A			5,296,018
473,514	Intel Corporation			14,806,783
38,906	Intersil Corporation, Class A			557,134
15,324	Lam Research Corporation			1,076,281
81,111	Linear Technology Corporation			3,795,995
24,776	Microchip Technology Incorporated			1,211,546
27,856	NVIDIA Corporation			582,887
	Total Semiconductors & Semiconductor Equipment			37,204,612
	Software – 3.9%
116,498	Activision Blizzard Inc.			2,647,417
93,084	Adobe Systems Incorporated, (2)			6,882,631
61,718	Autodesk, Inc., (2)			3,619,144
28,116	CDK Global Inc.			1,314,704
621,537	Microsoft Corporation			25,268,587
260,115	Oracle Corporation			11,223,962
55,570	Salesforce.com, Inc., (2)			3,712,632
	Total Software			54,669,077
	Specialty Retail – 2.7%
26,622	Abercrombie & Fitch Co., Class A			586,749
32,842	American Eagle Outfitters, Inc.			560,941
68,470	Best Buy Co., Inc.			2,587,481
46,645	CarMax, Inc., (2)			3,218,971
7,749	CST Brands Inc.			339,639
50,159	Gap, Inc.			2,173,389
101,196	Home Depot, Inc.			11,496,878
50,590	L Brands Inc.			4,770,131
130,011	Lowe’s Companies, Inc.			9,671,518
472	Ross Stores, Inc.			49,730
13,465	Tiffany & Co.			1,185,055
28,637	TJX Companies, Inc.			2,006,022
	Total Specialty Retail			38,646,504
	Technology Hardware, Storage & Peripherals – 4.9%
455,176	Apple, Inc.			56,637,550
239,417	EMC Corporation			6,119,499
118,686	Hewlett-Packard Company			3,698,256
65,269	NetApp, Inc.			2,314,439
	Total Technology Hardware, Storage & Peripherals			68,769,744
	Textiles, Apparel & Luxury Goods – 0.2%
35,220	VF Corporation			2,652,418
	Thrifts & Mortgage Finance – 0.1%
50,725	Hudson City Bancorp, Inc.			531,598
40,800	MGIC Investment Corporation, (2)			392,904
	Total Thrifts & Mortgage Finance			924,502
	Tobacco – 1.5%
197,076	Altria Group, Inc.			9,857,740
99,883	Philip Morris International Inc.			7,524,186
53,678	Reynolds American Inc.			3,698,951
5,632	Vector Group Ltd.			123,735
	Total Tobacco			21,204,612
	Wireless Telecommunication Services – 0.0%
116,407	Sprint Corporation, (2)			551,769
	Total Long-Term Investments (cost $837,041,439)			1,397,650,417

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.3%
$ 61,397	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $61,396,787, collateralized by: $4,045,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $4,206,800 and $56,445,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $58,420,575	0.000%	4/01/15	$ 61,396,787
	Total Short-Term Investments (cost $61,396,787)			61,396,787
	Total Investments (cost $898,438,226) – 103.0%			1,459,047,204
	Other Assets Less Liabilities – (3.0)% (3)			(42,776,698)
	Net Assets – 100%			$ 1,416,270,506

Investments in Derivatives as of March 31, 2015

Options Written outstanding:

	Number of		Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (4)	Date	Price	Value
Call	(768)	S&P 500® Index	$ (157,440,000)	4/02/15	$ 2,050	$ (1,562,880)
Call	(648)	S&P 500® Index	(132,840,000)	4/10/15	2,050	(1,931,040)
Call	(736)	S&P 500® Index	(154,560,000)	4/17/15	2,100	(596,160)
Call	(730)	S&P 500® Index	(152,570,000)	4/17/15	2,090	(876,000)
Call	(731)	S&P 500® Index	(151,682,500)	4/17/15	2,075	(1,410,830)
Call	(773)	S&P 500® Index	(154,600,000)	4/17/15	2,000	(5,693,145)
Call	(1,622)	S&P 500® Index	(340,620,000)	5/15/15	2,100	(3,365,650)
Call	(707)	S&P 500® Index	(146,702,500)	5/15/15	2,075	(2,364,915)
	(6,715)	Total Options Written (premiums received $28,774,879)	$ (1,391,015,000)			$ (17,800,620)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 1,397,650,417	$ –	$ –	$ 1,397,650,417
Short-Term Investments:
Repurchase Agreements	–	61,396,787	–	61,396,787
Investments in Derivatives:
Options Written	(17,800,620)	–	–	(17,800,620)
Total	$ 1,379,849,797	$ 61,396,787	$ –	$ 1,441,246,584

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $899,121,621.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 602,868,586
Depreciation	(42,943,003)

Net unrealized appreciation (depreciation) of investments	$ 559,925,583

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015